AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Financials – 23.0%
Banks – 7.7%
Citigroup, Inc.	350,123	$24,855,232
JPMorgan Chase & Co.	124,330	30,498,149
Wells Fargo & Co.	214,053	15,366,865

		70,720,246

Capital Markets – 3.4%
Blackstone Secured Lending Fund(a)	193,189	6,251,596
S&P Global, Inc.	50,020	25,415,162

		31,666,758

Financial Services – 9.0%
Berkshire Hathaway, Inc. - Class B(b)	73,959	39,389,084
Fiserv, Inc.(b)	139,631	30,834,714
Mastercard, Inc. - Class A	16,702	9,154,700
MGIC Investment Corp.	170,615	4,227,840

		83,606,338

Insurance – 2.9%
Axis Capital Holdings Ltd.	188,249	18,870,080
MetLife, Inc.	100,506	8,069,626

		26,939,706

		212,933,048

Health Care – 18.7%
Biotechnology – 5.9%
Gilead Sciences, Inc.	206,946	23,188,299
Regeneron Pharmaceuticals, Inc.	36,037	22,855,746
United Therapeutics Corp.(b)	26,714	8,235,125

		54,279,170

Health Care Equipment & Supplies – 1.6%
GE HealthCare Technologies, Inc.	188,277	15,195,837

Health Care Providers & Services – 6.6%
Cencora, Inc.	72,924	20,279,435
Elevance Health, Inc.	45,699	19,877,237
HCA Healthcare, Inc.	25,363	8,764,185
Quest Diagnostics, Inc.	72,491	12,265,477

		61,186,334

Pharmaceuticals – 4.6%
Johnson & Johnson	190,034	31,515,239
Roche Holding AG (Sponsored ADR)(a)	267,049	10,989,066

		42,504,305

		173,165,646

Company	Shares	U.S. $ Value

Industrials – 14.5%
Aerospace & Defense – 3.1%
Curtiss-Wright Corp.	13,093	$4,154,016
RTX Corp.	183,864	24,354,626

		28,508,642

Building Products – 1.6%
Allegion PLC	43,820	5,716,757
Otis Worldwide Corp.	84,940	8,765,808

		14,482,565

Commercial Services & Supplies – 1.4%
Veralto Corp.	133,067	12,967,379

Electrical Equipment – 2.0%
Generac Holdings, Inc.(b)	99,129	12,554,688
nVent Electric PLC	111,203	5,829,261

		18,383,949

Ground Transportation – 2.2%
CSX Corp.	232,150	6,832,175
JB Hunt Transport Services, Inc.	95,314	14,101,706

		20,933,881

Machinery – 2.7%
Allison Transmission Holdings, Inc.	56,814	5,435,395
Dover Corp.	18,428	3,237,431
PACCAR, Inc.(a)	57,798	5,627,791
Westinghouse Air Brake Technologies Corp.	59,050	10,708,718

		25,009,335

Professional Services – 1.0%
FTI Consulting, Inc.(b)	29,655	4,865,793
Robert Half, Inc.	81,102	4,424,114

		9,289,907

Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc. - Class A(a)	60,081	4,666,491

		134,242,149

Consumer Staples – 9.3%
Consumer Staples Distribution & Retail – 4.6%
Casey’s General Stores, Inc.(a)	29,565	12,832,393
Walmart, Inc.	342,240	30,045,249

		42,877,642

Tobacco – 4.7%
Philip Morris International, Inc.	272,594	43,268,846

		86,146,488

Information Technology – 9.0%
IT Services – 2.8%
Accenture PLC - Class A	82,071	25,609,435

Semiconductors & Semiconductor Equipment – 5.5%
Intel Corp.(b)	447,742	10,168,221
Lam Research Corp.	97,545	7,091,521
QUALCOMM, Inc.	18,980	2,915,518

Company	Shares	U.S. $ Value

Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	69,134	$11,476,244
Texas Instruments, Inc.	107,073	19,241,018

		50,892,522

Software – 0.7%
Nice Ltd. (Sponsored ADR)(b)	41,950	6,467,431

		82,969,388

Energy – 7.4%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A	41,140	1,885,446
Helmerich & Payne, Inc.(a)	142,923	3,733,149

		5,618,595

Oil, Gas & Consumable Fuels – 6.8%
Chevron Corp.	96,366	16,121,068
ConocoPhillips	107,485	11,288,075
EOG Resources, Inc.	169,098	21,685,128
Phillips 66	114,726	14,166,366

		63,260,637

		68,879,232

Consumer Discretionary – 6.9%
Automobile Components – 0.5%
BorgWarner, Inc.	162,484	4,655,167

Hotels, Restaurants & Leisure – 1.3%
Starbucks Corp.	119,448	11,716,654

Specialty Retail – 3.2%
Dick’s Sporting Goods, Inc.	50,202	10,118,715
Ross Stores, Inc.	63,314	8,090,896
Ulta Beauty, Inc.(b)	31,868	11,680,897

		29,890,508

Textiles, Apparel & Luxury Goods – 1.9%
Lululemon Athletica, Inc.(b)	22,951	6,496,510
NIKE, Inc. - Class B(a)	182,176	11,564,532
		18,061,042

		64,323,371

Materials – 3.2%
Chemicals – 1.7%
CF Industries Holdings, Inc.	112,781	8,813,835
PPG Industries, Inc.	61,664	6,742,959

		15,556,794

Containers & Packaging – 0.5%
Sealed Air Corp.	166,645	4,816,040

Metals & Mining – 1.0%
Steel Dynamics, Inc.	76,426	9,559,364

		29,932,198

Company	Shares	U.S. $ Value

Communication Services – 2.9%
Diversified Telecommunication Services – 1.4%
Comcast Corp. - Class A	355,191	$13,106,548

Entertainment – 1.5%
Electronic Arts, Inc.	98,227	14,195,766

		27,302,314

Real Estate – 0.8%
Specialized REITs – 0.8%
Public Storage	25,833	7,731,559

Total Common Stocks (cost $719,671,920)		887,625,393

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $31,532,294)	31,532,294	31,532,294

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $751,204,214)		919,157,687

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $7,228,752)	7,228,752	7,228,752

Total Investments – 99.9% (cost $758,432,966)(f)		926,386,439
Other assets less liabilities – 0.1%		979,693

Net Assets – 100.0%		$927,366,132

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $187,155,967 and gross unrealized depreciation of investments was $(19,202,494), resulting in net unrealized appreciation of $167,953,473.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$887,625,393	$—	$—	$887,625,393
Short-Term Investments	31,532,294	—	—	31,532,294
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,228,752	—	—	7,228,752

Total Investments in Securities	926,386,439	—	—	926,386,439
Other Financial Instruments(b)	—	—	—	—

Total	$926,386,439	$—	$—	$926,386,439

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$20,864	$60,780	$50,112	$31,532	$253
AB Government Money Market Portfolio*	23,971	36,167	52,909	7,229	56
Total	$44,835	$96,947	$103,021	$38,761	$309

*	Investments of cash collateral for securities lending transactions.